Short-Term Investments - Schedule of Short-Term Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Short-term investments		$ 70,328	$ 29,427
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	[1]	$ 70,328	$ 29,427

[1]	the investments were issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets. Since these investments' maturity dates are within one year, they are classified as short-term investments.